SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 322,381	$ 232,685	$ 546,366	$ 342,758
Compliance fees	263,170	74,967	298,953	138,999
Business development	141,693	82,120	292,558	132,593
General freight	120,132	27,134	196,741	45,592
General office	311,128	189,606	544,543	343,311
Office and Miscellaneous Expenses	$ 1,158,504	$ 606,512	$ 1,879,161	$ 1,003,253